Expense Example - The Hartford International Value Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class R6 Year 1	Class R6 Year 3	Class R6 Year 5	Class R6 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	668	919	1,188	1,957	302	624	1,073	2,317	95	296	515	1,143	161	499	860	1,878	130	406	702	1,545	97	303	525	1,166	88	274	477	1,061	94	295	514	1,142	88	274	477	1,061